Subsequent Events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsequent Events
(39)	Subsequent Events
In the first quarter of 2021, the Group received the third disbursement of the DIP loan and presented a motion to reject the leases of 2 aircraft corresponding to 2 A319.